Net Debt (Tables)	6 Months Ended
Jun. 30, 2022
Net Debt.
Schedule of Net Debt

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2022	flow	& other	movements	2022
	$m	$m	$m	$m	$m
Non-current instalments of loans	(28,134)	-	1,409	264	(26,461)
Non-current instalments of leases	(754)	-	37	32	(685)
Total long-term debt	(28,888)	-	1,446	296	(27,146)
Current instalments of loans	(1,273)	1,257	(1,399)	-	(1,415)
Current instalments of leases	(233)	133	(131)	11	(220)
Commercial paper	-	(256)	-	-	(256)
Bank collateral	(93)	(18)	-	-	(111)
Other short-term borrowings excluding overdrafts	(3)	(42)	-	2	(43)
Overdrafts	(291)	(65)	-	19	(337)
Total current debt	(1,893)	1,009	(1,530)	32	(2,382)
Gross borrowings	(30,781)	1,009	(84)	328	(29,528)
Net derivative financial instruments	61	66	(175)	-	(48)
Net borrowings	(30,720)	1,075	(259)	328	(29,576)
Cash and cash equivalents	6,329	(1,458)	-	(54)	4,817
Other investments - current	69	2	-	(1)	70
Cash and investments	6,398	(1,456)	-	(55)	4,887
Net Debt	(24,322)	(381)	(259)	273	(24,689)